INCOME TAXES (Reconciliation of Effective Tax Rate) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
INCOME TAXES [Abstract]
Computed "expected" tax benefit	34.00%	34.00%
State income taxes, net of federal tax benefit	3.60%	3.60%
Other permanent differences	13.60%	10.80%
Change in valuation allowance	24.00%	26.80%
Effective tax rate	0.00%	0.00%